Redeemable non-controlling interest (Details) - USD ($) $ in Thousands		1 Months Ended
	Apr. 07, 2021	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Redeemable Noncontrolling Interest [Line Items]
Temporary equity			$ 120,650	$ 121,113	$ 118,972
Put/call option trigger period		2 years
Strategic investor | Curaleaf International Holdings Limited
Redeemable Noncontrolling Interest [Line Items]
Proceeds from minority interest investment	$ 130,800
Ownership interest by minority shareholders	31.50%